REVENUES, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REVENUES, NET
Revenues, Net	$ 90,891,087	$ 69,446,852
Retail
REVENUES, NET
Revenues, Net	26,730,847	21,734,403
Wholesale
REVENUES, NET
Revenues, Net	$ 64,160,240	$ 47,712,449